Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 73.58%		Shares	Value

Invesco BulletShares 2028 Corporate Bond ETF (a).........................................................		3,974	$76,023
Invesco BulletShares 2029 Corporate Bond ETF (a).........................................................		11,780	204,088
iShares iBonds Dec 2028 Term Corporate ETF (a)............................................................		3,186	75,795
iShares iBonds Dec 2029 Term Corporate ETF (a)............................................................		9,356	203,867
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $660,975)			559,773
		Principal
U.S. TREASURY NOTE - 25.61%		Amount
		$231,200	194,786
United States Treasury Note, 0.750%, 1/31/2028 (a)
.................................................................TOTAL U.S. TREASURY NOTE (Cost $220,305)			194,786
		Notional
PURCHASED OPTIONS - 14.81% (b)(c)	Contracts	Amount

CALL OPTIONS - 14.81%
S&P 500® Mini Index, Expires 1/10/2028, Strike Price $467.03.......................................	23	$824,688	112,624
................................................................TOTAL PURCHASED OPTIONS (Cost $207,500)			112,624
Total Investments (Cost $1,088,780) - 114.00%............................................................			867,183
Liabilities in Excess of Other Assets - (14.00)%.............................................................			(106,519)
....................................................................................TOTAL NET ASSETS - 100.00%			$760,664

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $754,559.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
PUT OPTIONS
S&P 500® Mini Index...................................	1/10/2028 $	373.62	21	$(752,976)	$(111,810)
TOTAL OPTIONS WRITTEN (Premiums Received $86,357)					$(111,810)